Other Current Assets (Details) - Schedule of other current assets - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of other current assets [Abstract]
Prepayments	$ 1,086,391	$ 567,884
Other	9,362	10,252
Total	$ 1,095,753	$ 578,136